American Century Investments®
Quarterly Portfolio Holdings
American Century® Multisector Income ETF (MUSI)
November 30, 2024

Multisector Income ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 52.2%
Aerospace and Defense — 0.7%
Bombardier, Inc., 7.50%, 2/1/29(1)(2)	290,000	303,146
Bombardier, Inc., 8.75%, 11/15/30(1)	210,000	227,553
Bombardier, Inc., 7.25%, 7/1/31(1)	241,000	249,232
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	40,000	43,068
TransDigm, Inc., 4.625%, 1/15/29	345,000	327,568
TransDigm, Inc., 6.625%, 3/1/32(1)	190,000	194,853
		1,345,420
Automobile Components — 0.7%
Aptiv PLC/Aptiv Global Financing DAC, VRN, 6.875%, 12/15/54	599,000	583,326
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	670,000	644,165
		1,227,491
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	310,000	331,350
Banks — 5.4%
Banco de Credito del Peru SA, VRN, 5.80%, 3/10/35(1)	565,000	553,417
Banco Mercantil del Norte SA, VRN, 8.375%(1)(2)(3)	455,000	453,747
Bancolombia SA, VRN, 4.625%, 12/18/29	571,000	571,560
Bank of America Corp., VRN, 5.29%, 4/25/34	285,000	289,519
Bank of America Corp., VRN, 5.47%, 1/23/35	665,000	683,361
Bank of America Corp., VRN, 5.52%, 10/25/35	405,000	407,011
Bank of Montreal, VRN, 7.70%, 5/26/84	585,000	610,217
BPCE SA, VRN, 7.00%, 10/19/34(1)	425,000	463,681
Canadian Imperial Bank of Commerce, VRN, 6.95%, 1/28/85	290,000	290,979
Citizens Bank NA, VRN, 5.28%, 1/26/26	755,000	754,602
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	405,000	440,589
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	80,000	82,973
Huntington Bancshares, Inc., VRN, 6.14%, 11/18/39	210,000	215,356
Intesa Sanpaolo SpA, VRN, 8.25%, 11/21/33(1)	500,000	572,130
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	831,000	870,316
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	600,000	631,902
Wells Fargo & Co., VRN, 5.39%, 4/24/34	196,000	198,604
Wells Fargo & Co., VRN, 5.56%, 7/25/34	635,000	651,490
Westpac Banking Corp., VRN, 5.62%, 11/20/35	635,000	642,627
Zions Bancorp NA, VRN, 6.82%, 11/19/35	530,000	545,952
		9,930,033
Biotechnology — 0.3%
Biocon Biologics Global PLC, 6.67%, 10/9/29(1)	500,000	481,196
Broadline Retail — 0.4%
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)	280,000	267,881
Prosus NV, 4.19%, 1/19/32	580,000	527,682
		795,563
Building Products — 0.8%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	725,000	702,833
Masterbrand, Inc., 7.00%, 7/15/32(1)	415,000	426,705
Standard Industries, Inc., 4.375%, 7/15/30(1)	205,000	190,856
Standard Industries, Inc., 6.50%, 8/15/32(1)	92,000	94,182
		1,414,576

Capital Markets — 4.0%
Ares Strategic Income Fund, 5.70%, 3/15/28(1)	255,000	255,944
ARES Strategic Income Fund, 6.35%, 8/15/29(1)	285,000	290,838
Blackstone Private Credit Fund, 4.95%, 9/26/27(1)	307,000	303,054
Blackstone Private Credit Fund, 7.30%, 11/27/28	272,000	288,136
Blackstone Private Credit Fund, 5.95%, 7/16/29	260,000	264,121
Blackstone Secured Lending Fund, 5.35%, 4/13/28	170,000	170,087
Blue Owl Capital Corp., 2.875%, 6/11/28	945,000	863,371
Blue Owl Capital Corp., 5.95%, 3/15/29	419,000	422,716
Blue Owl Credit Income Corp., 7.75%, 1/15/29	1,455,000	1,555,112
Charles Schwab Corp., VRN, 6.14%, 8/24/34	240,000	257,280
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35	118,000	123,730
Golub Capital BDC, Inc., 7.05%, 12/5/28	525,000	549,923
Golub Capital Private Credit Fund, 5.80%, 9/12/29(1)	224,000	220,855
LPL Holdings, Inc., 4.00%, 3/15/29(1)	440,000	418,242
Morgan Stanley, VRN, 6.63%, 11/1/34	695,000	767,820
State Street Corp., VRN, 3.03%, 11/1/34	605,000	549,503
		7,300,732
Chemicals — 1.3%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)(2)	200,000	187,311
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	210,000	183,594
Braskem Netherlands Finance BV, 8.00%, 10/15/34(1)	465,000	464,977
Celanese U.S. Holdings LLC, 6.17%, 7/15/27	515,000	525,597
Chemours Co., 8.00%, 1/15/33(1)	635,000	639,016
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31(1)	550,000	457,987
		2,458,482
Commercial Services and Supplies — 1.2%
Clean Harbors, Inc., 6.375%, 2/1/31(1)	415,000	422,846
Deluxe Corp., 8.125%, 9/15/29(1)(4)	728,000	738,561
Raven Acquisition Holdings LLC, 6.875%, 11/15/31(1)	429,000	430,149
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	540,000	550,684
		2,142,240
Communications Equipment — 0.3%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	555,000	543,585
Construction and Engineering — 0.4%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	730,000	775,379
Construction Materials — 0.2%
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)	275,000	293,771
Consumer Finance — 1.1%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	12,000	12,328
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	295,000	306,284
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	495,000	532,488
OneMain Finance Corp., 7.125%, 3/15/26	440,000	449,875
OneMain Finance Corp., 6.625%, 5/15/29	116,000	118,500
OneMain Finance Corp., 7.50%, 5/15/31	155,000	161,503
PRA Group, Inc., 8.875%, 1/31/30(1)	388,000	408,313
		1,989,291
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	1,160,000	1,138,060
Cencosud SA, 5.95%, 5/28/31(1)	213,000	215,742
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	188,000	182,106
Walgreens Boots Alliance, Inc., 8.125%, 8/15/29	259,000	260,969
		1,796,877

Containers and Packaging — 1.5%
Graphic Packaging International LLC, 6.375%, 7/15/32(1)	700,000	713,898
LABL, Inc., 8.625%, 10/1/31(1)	605,000	570,950
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	483,000	481,791
Sealed Air Corp., 5.00%, 4/15/29(1)	685,000	665,608
Sonoco Products Co., 5.00%, 9/1/34	318,000	310,490
		2,742,737
Distributors — 0.5%
LKQ Corp., 6.25%, 6/15/33	475,000	498,699
Performance Food Group, Inc., 6.125%, 9/15/32(1)	375,000	378,794
		877,493
Diversified REITs — 1.1%
American Assets Trust LP, 6.15%, 10/1/34	580,000	588,709
Highwoods Realty LP, 4.20%, 4/15/29	488,000	467,166
Kilroy Realty LP, 4.25%, 8/15/29	490,000	465,731
Kilroy Realty LP, 2.65%, 11/15/33	155,000	122,076
Trust Fibra Uno, 4.87%, 1/15/30(1)	515,000	464,989
		2,108,671
Diversified Telecommunication Services — 1.0%
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	865,000	799,367
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	589,000	635,034
Sprint Capital Corp., 8.75%, 3/15/32	330,000	401,499
		1,835,900
Electric Utilities — 0.8%
Comision Federal de Electricidad, 6.45%, 1/24/35(1)	490,000	471,663
Palomino Funding Trust I, 7.23%, 5/17/28(1)	520,000	548,802
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)	293,687	271,600
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	139,000	144,333
		1,436,398
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.30%, 2/15/30	630,000	657,340
Electronic Equipment, Instruments and Components — 0.3%
Keysight Technologies, Inc., 4.95%, 10/15/34	388,000	381,663
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	254,000	259,361
		641,024
Energy Equipment and Services — 1.2%
NewCo Holding USD 20 SARL, 9.375%, 11/7/29(1)	934,000	943,620
Transocean, Inc., 8.25%, 5/15/29(1)	615,000	621,890
Vallourec SACA, 7.50%, 4/15/32(1)	640,000	669,679
		2,235,189
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	291,000	281,886
Financial Services — 1.1%
Antares Holdings LP, 7.95%, 8/11/28(1)	430,000	451,331
Essent Group Ltd., 6.25%, 7/1/29	540,000	556,469
NMI Holdings, Inc., 6.00%, 8/15/29	484,000	491,374
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	537,000	551,362
		2,050,536
Food Products — 0.2%
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)	320,000	338,342
Gas Utilities — 0.2%
AltaGas Ltd., VRN, 7.20%, 10/15/54(1)	332,000	339,877
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	103,000	102,827
		442,704

Ground Transportation — 0.3%
United Rentals North America, Inc., 6.00%, 12/15/29(1)	580,000	590,906
Health Care Equipment and Supplies — 0.7%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	545,000	555,800
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	675,000	686,844
		1,242,644
Health Care Providers and Services — 2.0%
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	850,000	690,844
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(1)	480,000	495,126
IQVIA, Inc., 6.50%, 5/15/30(1)	368,000	378,090
Molina Healthcare, Inc., 6.25%, 1/15/33(1)	137,000	138,254
Select Medical Corp., 6.25%, 8/15/26(1)	690,000	697,975
Select Medical Corp., 6.25%, 12/1/32(1)(4)	472,000	473,265
Star Parent, Inc., 9.00%, 10/1/30(1)	259,000	267,742
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)(2)	593,000	610,305
		3,751,601
Hotels, Restaurants and Leisure — 2.6%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	615,000	579,629
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	240,000	247,711
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	107,000	109,229
Caesars Entertainment, Inc., 6.00%, 10/15/32(1)(2)	630,000	619,801
Churchill Downs, Inc., 5.75%, 4/1/30(1)	430,000	427,231
Life Time, Inc., 6.00%, 11/15/31(1)	416,000	416,486
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	625,000	645,548
Meituan, 2.125%, 10/28/25(1)	485,000	472,735
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	225,000	227,968
Station Casinos LLC, 4.625%, 12/1/31(1)	625,000	565,297
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	550,000	547,177
		4,858,812
Household Durables — 0.7%
DR Horton, Inc., 5.00%, 10/15/34	510,000	503,251
Newell Brands, Inc., 6.375%, 5/15/30	740,000	755,619
		1,258,870
Independent Power and Renewable Electricity Producers — 0.2%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	400,000	400,160
Industrial REITs — 0.3%
LXP Industrial Trust, 6.75%, 11/15/28	500,000	528,640
Insurance — 1.4%
Beacon Funding Trust, 6.27%, 8/15/54(1)	228,000	234,564
CNO Global Funding, 4.95%, 9/9/29(1)	430,000	430,460
F&G Annuities & Life, Inc., 6.25%, 10/4/34	510,000	507,893
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	505,000	484,213
Prudential Financial, Inc., VRN, 5.375%, 5/15/45	470,000	469,506
Prudential Financial, Inc., VRN, 6.50%, 3/15/54	445,000	460,715
		2,587,351
IT Services — 0.7%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	257,000	265,932
Kyndryl Holdings, Inc., 3.15%, 10/15/31	525,000	461,704
Kyndryl Holdings, Inc., 6.35%, 2/20/34	472,000	500,807
		1,228,443
Life Sciences Tools and Services — 0.3%
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)(2)	622,000	630,026
Machinery — 1.5%
Chart Industries, Inc., 7.50%, 1/1/30(1)	180,000	188,264
Chart Industries, Inc., 9.50%, 1/1/31(1)	519,000	561,112

Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	890,000	926,971
Manitowoc Co., Inc., 9.25%, 10/1/31(1)	950,000	998,687
Terex Corp., 6.25%, 10/15/32(1)	127,000	127,231
		2,802,265
Marine Transportation — 0.1%
Yinson Boronia Production BV, 8.95%, 7/31/42(1)	180,000	191,916
Media — 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	425,000	441,314
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	569,000	512,477
Nexstar Media, Inc., 5.625%, 7/15/27(1)	465,000	458,633
Paramount Global, 4.20%, 5/19/32	475,000	427,645
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	1,010,000	972,389
TEGNA, Inc., 4.75%, 3/15/26(1)	749,000	742,103
Warner Media LLC, 3.80%, 2/15/27	284,000	270,964
		3,825,525
Metals and Mining — 0.5%
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)(2)	411,000	413,602
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	585,000	596,332
		1,009,934
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Blackstone Mortgage Trust, Inc., 7.75%, 12/1/29(1)(4)	115,000	116,981
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	405,000	404,955
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	763,000	743,260
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	382,000	365,922
		1,631,118
Multi-Utilities — 0.2%
CenterPoint Energy, Inc., VRN, 6.70%, 5/15/55	425,000	426,414
Oil, Gas and Consumable Fuels — 5.2%
3R Lux SARL, 9.75%, 2/5/31(1)	570,000	599,295
Antero Resources Corp., 5.375%, 3/1/30(1)	505,000	496,509
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	800,000	825,294
Ecopetrol SA, 5.875%, 5/28/45	250,000	178,585
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)	620,000	655,175
EnLink Midstream LLC, 6.50%, 9/1/30(1)	517,000	549,990
EnLink Midstream LLC, 5.65%, 9/1/34	48,000	48,856
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	305,000	313,576
Expand Energy Corp., 6.75%, 4/15/29(1)	1,072,000	1,088,992
Expand Energy Corp., 5.375%, 3/15/30	575,000	571,227
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	190,000	199,560
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)	802,000	804,852
Ithaca Energy North Sea PLC, 8.125%, 10/15/29(1)	950,000	957,327
Matador Resources Co., 6.50%, 4/15/32(1)	327,000	328,312
MEG Energy Corp., 5.875%, 2/1/29(1)	420,000	416,246
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	995,000	920,505
SM Energy Co., 6.75%, 9/15/26	467,000	468,424
Sunoco LP, 7.00%, 5/1/29(1)	233,000	241,886
		9,664,611
Passenger Airlines — 1.7%
Air Canada, 3.875%, 8/15/26(1)	575,000	561,405
American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.70%, 4/15/27	315,804	311,510
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	272,587	272,688
Delta Air Lines, Inc., 7.375%, 1/15/26	370,000	378,108
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	640,000	638,016
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	440,000	463,286
Latam Airlines Group SA, 7.875%, 4/15/30(1)	473,000	485,298
		3,110,311

Pharmaceuticals — 0.2%
Perrigo Finance Unlimited Co., 6.125%, 9/30/32	406,000	405,052
Real Estate Management and Development — 0.3%
Essential Properties LP, 2.95%, 7/15/31	191,000	165,019
Newmark Group, Inc., 7.50%, 1/12/29	327,000	347,040
		512,059
Semiconductors and Semiconductor Equipment — 0.4%
Foundry JV Holdco LLC, 5.90%, 1/25/30(1)	220,000	224,193
Intel Corp., 3.90%, 3/25/30	610,000	580,693
		804,886
Software — 1.0%
AppLovin Corp., 5.375%, 12/1/31(4)	800,000	808,222
Open Text Corp., 6.90%, 12/1/27(1)	286,000	297,485
Oracle Corp., 5.375%, 9/27/54	125,000	121,534
Oracle Corp., 5.50%, 9/27/64	125,000	121,193
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	432,000	442,398
		1,790,832
Specialized REITs — 0.4%
EPR Properties, 4.50%, 6/1/27	425,000	418,566
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	414,000	387,668
		806,234
Specialty Retail — 0.4%
LBM Acquisition LLC, 6.25%, 1/15/29(1)(2)	725,000	679,044
Technology Hardware, Storage and Peripherals — 0.2%
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	310,000	307,165
Trading Companies and Distributors — 1.1%
Aircastle Ltd., 6.50%, 7/18/28(1)	830,000	866,363
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	244,000	241,340
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	480,000	492,461
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 6/15/32(1)	475,000	491,045
		2,091,209
Wireless Telecommunication Services — 0.4%
U.S. Cellular Corp., 6.70%, 12/15/33	681,000	738,777
TOTAL CORPORATE BONDS (Cost $94,894,307)		96,349,011
PREFERRED STOCKS — 12.6%
Banks — 9.3%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	709,000	720,204
Banco Bilbao Vizcaya Argentaria SA, 6.50%	1,200,000	1,197,203
Banco Mercantil del Norte SA, 8.375%(1)	640,000	640,821
Banco Santander SA, 4.75%	800,000	755,740
Bank of Nova Scotia, 4.90%	600,000	595,322
Barclays PLC, 6.125%	780,000	779,938
BNP Paribas SA, 7.375%(1)	940,000	945,757
Citigroup, Inc., 6.75%(4)	465,000	464,565
Citizens Financial Group, Inc., 5.65%	635,000	632,590
Credit Agricole SA, 8.125%(1)	965,000	987,316
Danske Bank AS, 7.00%	1,029,000	1,036,717
Fifth Third Bancorp, 4.50%	910,000	899,037
ING Groep NV, 6.50%	765,000	766,287
Intesa Sanpaolo SpA, 7.70%(1)(2)	960,000	962,142
Lloyds Banking Group PLC, 7.50%	830,000	833,393
NatWest Group PLC, 6.00%	1,040,000	1,035,615
NatWest Group PLC, 8.00%	415,000	421,380
Nordea Bank Abp, 6.625%(1)	975,000	981,489

Societe Generale SA, 5.375%(1)	435,000	372,367
Societe Generale SA, 8.00%(1)	945,000	955,481
Societe Generale SA, 8.125%(1)	227,000	224,874
Standard Chartered PLC, 6.00%(1)	1,000,000	998,275
		17,206,513
Capital Markets — 2.2%
Charles Schwab Corp., 5.375%	630,000	629,221
Deutsche Bank AG, 4.79%	800,000	785,500
Deutsche Bank AG, 7.50%	600,000	598,547
Goldman Sachs Group, Inc., 7.38%	407,000	408,155
Goldman Sachs Group, Inc., 7.50%	580,000	622,296
UBS Group AG, 6.875%	1,005,000	1,008,239
		4,051,958
Electric Utilities — 0.4%
Edison International, 5.375%	645,000	640,852
Oil, Gas and Consumable Fuels — 0.4%
BP Capital Markets PLC, 6.125%	500,000	499,852
Venture Global LNG, Inc., 9.00%(1)	190,000	197,020
		696,872
Trading Companies and Distributors — 0.3%
Aircastle Ltd., 5.25%(1)	585,000	575,507
TOTAL PREFERRED STOCKS (Cost $22,965,210)		23,171,702
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.8%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 11.8%
FHLMC, 3.50%, 3/1/52	2,389,420	2,167,792
FHLMC, 5.00%, 6/1/52	213,693	210,599
FHLMC, 6.00%, 1/1/53	1,487,479	1,505,807
FHLMC, 6.50%, 11/1/53	1,895,218	1,947,043
FHLMC, 5.50%, 4/1/54	2,068,335	2,077,252
FNMA, 3.00%, 2/1/52	1,588,644	1,395,377
FNMA, 3.50%, 4/1/52	1,903,065	1,726,485
FNMA, 5.50%, 5/1/53	4,568,898	4,568,545
FNMA, 6.00%, 9/1/53	1,416,951	1,438,352
FNMA, 6.00%, 9/1/53	1,014,551	1,032,444
FNMA, 5.00%, 1/1/54	1,665,099	1,638,969
GNMA, 2.50%, TBA	2,387,000	2,039,699
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $21,401,575)		21,748,364
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.2%
Private Sponsor Collateralized Mortgage Obligations — 5.0%
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	159,359	152,602
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	362,038	342,081
Angel Oak Mortgage Trust, Series 2021-5, Class A1, VRN, 0.95%, 7/25/66(1)	429,072	366,481
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, SEQ, VRN, 6.00%, 2/25/55(1)	785,917	787,563
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	684,674	682,574
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	311,893	310,962
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	984,712	983,903
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, VRN, 1.19%, 8/25/66(1)	246,696	215,128
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(1)	296,447	277,309
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)	105,784	91,798
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	367,858	366,714
Home RE Ltd., Series 2022-1, Class M1A, VRN, 7.58%, (30-day average SOFR plus 2.85%), 10/25/34(1)	5,812	5,819
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	589,060	588,706
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	684,045	681,371

JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)		313,968	314,762
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)		488,307	490,850
MFA Trust, Series 2024-NQM1, Class A2, SEQ, VRN, 6.83%, 3/25/69(1)		396,926	401,360
OBX Trust, Series 2024-NQM7, Class A1, VRN, 6.24%, 3/25/64(1)		554,871	560,539
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)		211,109	210,473
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)		263,119	262,087
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)		362,038	361,821
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 8.13%, (30-day average SOFR plus 3.40%), 11/25/33(1)		305,184	310,233
Verus Securitization Trust, Series 2024-5, Class A1, VRN, 6.19%, 6/25/69(1)		581,813	587,596
			9,352,732
U.S. Government Agency Collateralized Mortgage Obligations — 1.2%
FHLMC, Series 2022-DNA3, Class M1A, VRN, 6.73%, (30-day average SOFR plus 2.00%), 4/25/42(1)		240,553	243,450
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.88%, (30-day average SOFR plus 2.15%), 9/25/42(1)		114,658	116,043
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.73%, (30-day average SOFR plus 2.00%), 6/25/43(1)		155,621	156,988
FNMA, Series 2022-R03, Class 1M1, VRN, 6.83%, (30-day average SOFR plus 2.10%), 3/25/42(1)		153,231	155,793
FNMA, Series 2022-R09, Class 2M1, VRN, 7.23%, (30-day average SOFR plus 2.50%), 9/25/42(1)		227,881	232,707
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52		4,291,452	545,431
FNMA, Series 2024-R01, Class 1M1, VRN, 5.78%, (30-day average SOFR plus 1.05%), 1/25/44(1)		734,932	735,319
			2,185,731
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,378,479)			11,538,463
ASSET-BACKED SECURITIES — 6.2%
AASET Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		367,790	329,448
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)		400,000	377,791
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		354,393	320,003
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	95,047
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		114,074	107,587
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		185,737	177,932
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	350,000	238,384
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)		550,000	520,872
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)		350,000	336,991
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)		691,000	640,112
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		525,000	495,109
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 6.33%, (30-day average SOFR plus 1.60%), 8/25/54(1)		456,886	458,375
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)		290,682	293,310
LUNAR AIRCRAFT Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)		190,039	182,181
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		304,157	275,269
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)		692,000	681,184
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)		197,285	187,763
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		117,480	108,643
Navigator Aircraft ABS Ltd., Series 2021-1, Class B, SEQ, VRN, 3.57%, 11/15/46(1)		237,729	217,418
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		750,000	670,871
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		240,062	232,911
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)		202,074	204,642
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, VRN, 6.67%, 6/25/44(1)		850,000	858,285
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, SEQ, 3.23%, 3/15/40(1)		147,195	138,518
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)		325,000	333,980
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		393,250	355,630
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)		167,000	160,166
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)		950,000	966,442
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)		425,000	406,751
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)		475,000	498,960
Vista Point Securitization Trust, Series 2024-CES1, Class A1, VRN, 6.68%, 5/25/54(1)		632,411	639,556
TOTAL ASSET-BACKED SECURITIES (Cost $11,518,929)			11,510,131

COLLATERALIZED LOAN OBLIGATIONS — 5.9%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 5.93%, (1-month SOFR plus 1.31%), 6/15/36(1)	358,889	357,168
ACRES Commercial Realty Ltd., Series 2021-FL1, Class AS, VRN, 6.33%, (1-month SOFR plus 1.71%), 6/15/36(1)	284,500	279,910
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 6.45%, (3-month SOFR plus 1.86%), 4/30/31(1)	500,000	500,930
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 5.69%, (1-month SOFR plus 1.08%), 12/15/35(1)	147,634	147,622
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.07%, (1-month SOFR plus 1.46%), 11/15/36(1)	373,012	372,829
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 6.67%, (3-month SOFR plus 2.01%), 4/15/30(1)	500,000	501,085
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.87%, (1-month SOFR plus 2.26%), 9/15/35(1)	428,000	429,505
CIFC Funding Ltd., Series 2018-1A, Class CR, VRN, 6.27%, (3-month SOFR plus 1.80%), 1/18/38(1)(4)	475,000	475,000
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 6.49%, (3-month SOFR plus 1.96%), 11/15/28(1)	300,000	300,911
Elmwood CLO 24 Ltd., Series 2023-3A, Class CR, VRN, 6.20%, (3-month SOFR plus 1.75%), 1/17/38(1)(4)	450,000	450,000
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 6.125%, (1-month SOFR plus 1.51%), 6/16/36(1)	603,000	596,918
KKR Static CLO I Ltd., Series 2022-1A, Class BR, VRN, 6.63%, (3-month SOFR plus 2.00%), 7/20/31(1)	625,000	626,145
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 6.09%, (3-month SOFR plus 1.78%), 1/25/38(1)(4)	250,000	250,000
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 6.88%, (3-month SOFR plus 2.26%), 7/19/30(1)	300,000	300,389
Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, VRN, 6.41%, (3-month SOFR plus 1.76%), 10/17/31(1)	415,000	415,248
Palmer Square Loan Funding Ltd., Series 2022-4A, Class BR, VRN, 6.28%, (3-month SOFR plus 1.65%), 7/24/31(1)	255,000	255,750
PFP Ltd., Series 2022-9, Class A, VRN, 6.88%, (1-month SOFR plus 2.27%), 8/19/35(1)	556,675	557,223
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 6.96%, (1-month SOFR plus 2.37%), 10/25/39(1)	380,621	381,216
Reese Park CLO Ltd., Series 2020-1A, Class CRR, VRN, 6.40%, (3-month SOFR plus 1.90%), 1/15/38(1)(4)	475,000	475,000
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 6.90%, (1-month SOFR plus 2.30%), 6/17/37(1)	195,796	196,077
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 7.36%, (1-month SOFR plus 2.75%), 5/19/38(1)	157,566	158,023
Sixth Street CLO VIII Ltd., Series 2017-8A, Class A2R2, VRN, 6.09%, (3-month SOFR plus 1.65%), 10/20/34(1)(4)	675,000	675,000
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 6.24%, (3-month SOFR plus 1.80%), 10/20/34(1)(4)	825,000	825,000
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 6.72%, (3-month SOFR plus 2.06%), 1/15/30(1)	300,000	300,681
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 5.93%, (1-month SOFR plus 1.31%), 3/15/38(1)	379,895	379,186
TRTX Issuer Ltd., Series 2022-FL5, Class AS, VRN, 6.76%, (1-month SOFR plus 2.15%), 2/15/39(1)	619,500	614,390
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $10,693,091)		10,821,206
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.9%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	145,000	114,622
Bank, Series 2020-BN26, Class D, 2.50%, 3/15/63(1)	991,000	728,533
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	194,000	109,441
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	363,000	268,349
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	155,000	100,273
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)	400,000	354,575
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, VRN, 6.72%, (1-month SOFR plus 2.11%), 6/15/27(1)	207,000	208,167
BXHPP Trust, Series 2021-FILM, Class E, VRN, 6.72%, (1-month SOFR plus 2.11%), 8/15/36(1)	250,000	227,438
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.22%, (1-month SOFR plus 1.61%), 11/15/38(1)	414,000	410,528
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	301,000	237,986
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 7.57%, (1-month SOFR plus 2.96%), 7/15/38(1)	285,493	287,117
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, SEQ, 3.14%, 12/10/36(1)	603,000	602,019
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, VRN, 4.10%, 12/10/36(1)	207,000	206,356
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	282,000	263,802
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 6.12%, (1-month SOFR plus 1.51%), 3/15/38(1)	476,674	469,032
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	138,000	114,255
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 6.22%, (1-month SOFR plus 1.61%), 1/15/36(1)	229,000	213,385
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	250,000	254,614

UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(1)	117,000	103,664
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,167,413)		5,274,156
EXCHANGE-TRADED FUNDS — 2.0%
Invesco Senior Loan ETF	86,274	1,821,244
SPDR Blackstone Senior Loan ETF	43,597	1,834,562
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,644,915)		3,655,806
U.S. TREASURY SECURITIES — 1.4%
U.S. Treasury Notes, 4.50%, 11/30/24	520,000	520,000
U.S. Treasury Notes, 1.00%, 12/15/24(5)	600,000	599,230
U.S. Treasury Notes, 5.00%, 8/31/25(5)	1,100,000	1,104,312
U.S. Treasury Notes, 4.625%, 9/15/26(5)	450,000	453,120
TOTAL U.S. TREASURY SECURITIES (Cost $2,671,362)		2,676,662
BANK LOAN OBLIGATIONS(6) — 0.8%
Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment, Inc., Term Loan B, 6.82%, (1-month SOFR plus 2.25%), 2/6/30	302,400	304,621
Passenger Airlines — 0.3%
American Airlines, Inc., 2023 Term Loan B, 7.47%, (1-month SOFR plus 2.75%), 2/15/28	475,300	477,938
Pharmaceuticals — 0.3%
Endo Luxembourg Finance Co. I SARL, 2024 1st Lien Term Loan, 4/23/31(7)	635,000	637,877
TOTAL BANK LOAN OBLIGATIONS (Cost $1,406,696)		1,420,436
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Colombia — 0.1%
Colombia Government International Bonds, 7.75%, 11/7/36 (Cost $199,233)	200,000	201,020
SHORT-TERM INVESTMENTS — 2.5%
Money Market Funds — 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,973,487	1,973,487
State Street Navigator Securities Lending Government Money Market Portfolio(8)	2,676,043	2,676,043
TOTAL SHORT-TERM INVESTMENTS (Cost $4,649,530)		4,649,530
TOTAL INVESTMENT SECURITIES — 104.6% (Cost $190,590,740)		193,016,487
OTHER ASSETS AND LIABILITIES — (4.6)%		(8,444,637)
TOTAL NET ASSETS — 100.0%		$184,571,850

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	137	March 2025	$15,232,688	$173,834
U.S. Treasury 10-Year Ultra Notes	50	March 2025	5,739,844	105,463
U.S. Treasury 2-Year Notes	105	March 2025	21,641,484	60,769
U.S. Treasury 5-Year Notes	338	March 2025	36,369,328	270,594
			$78,983,344	$610,660
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	42	March 2025	$5,019,000	$(138,361)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29	$6,510,000	$331,561	$309,206	$640,767
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $109,990,028, which represented 59.6% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,593,544. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Perpetual maturity with no stated maturity date.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,414,983.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,676,043.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$96,349,011	—
Preferred Stocks	—	23,171,702	—
U.S. Government Agency Mortgage-Backed Securities	—	21,748,364	—
Collateralized Mortgage Obligations	—	11,538,463	—
Asset-Backed Securities	—	11,510,131	—
Collateralized Loan Obligations	—	10,821,206	—
Commercial Mortgage-Backed Securities	—	5,274,156	—
Exchange-Traded Funds	$3,655,806	—	—
U.S. Treasury Securities	—	2,676,662	—
Bank Loan Obligations	—	1,420,436	—
Sovereign Governments and Agencies	—	201,020	—
Short-Term Investments	4,649,530	—	—
	$8,305,336	$184,711,151	—
Other Financial Instruments
Futures Contracts	$610,660	—	—
Swap Agreements	—	$640,767	—
	$610,660	$640,767	—
Liabilities
Other Financial Instruments
Futures Contracts	$138,361	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.